Equity accounted investments - Summary of Financial Statements of Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 89,583	R 81,119	R 105,867
Current assets	48,409	61,822	60,764
Non-current liabilities	(68,848)	(54,927)	(55,408)
Current liabilities	(20,855)	(36,407)	(20,219)
Equity-accounted investments	7,323	7,148	8,471
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	570	564	1,025
Reconciling items	690	683	135
Equity-accounted investments	R 1,260	R 1,247	R 1,160	R 1,086
Proportion of ownership interest in associate	20.00%	20.00%	40.00%
Separate | Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 2,859	R 2,830	R 3,004
Current assets	0	0	0
Non-current liabilities	(10)	(9)	(426)
Current liabilities	0	0	(16)
Net assets (liabilities)	R 2,849	R 2,821	R 2,562